UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04528)

Exact name of registrant as specified in charter:	Putnam Ohio Tax Exempt Income Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: May 31, 2009

Date of reporting period: February 28, 2009

Item 1. Schedule of Investments:

Putnam Ohio Tax Exempt Income Fund
The fund's portfolio
2/28/09 (Unaudited)

Key to abbreviations
AGO -- Assured Guaranty, Ltd.
AMBAC -- AMBAC Indemnity Corporation
Cmnwlth. of PR Gtd. -- Commonwealth of Puerto Rico Guaranteed
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FHA Insd. -- Federal Housing Administration Insured
FHLMC Coll. -- Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. -- Federal National Mortgage Association Collateralized
FRB -- Floating Rate Bonds
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
NATL -- National Public Finance Guarantee Corp.
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes
XLCA -- XL Capital Assurance

MUNICIPAL BONDS AND NOTES (99.0%)(a)
		Principal
	Rating(RAT)	amount	Value

Ohio (91.4%)
Akron, G.O. Bonds, FSA, 5s, 12/1/25	AAA	$1,005,000	$1,035,060
Akron, Wtr. Wks. Rev. Bonds, NATL
6s, 12/1/12	AA-	875,000	968,424
5 1/4s, 12/1/17	Baa1	1,285,000	1,309,775
Allen Cnty., Hosp. Fac. VRDN (Catholic Hlth. Care)
Ser. B, 0.65s, 10/1/31	VMIG1	700,000	700,000
Ser. A, 0.55s, 10/1/31	VMIG1	1,500,000	1,500,000
American Muni. Pwr. - Ohio, Inc. Rev. Bonds (Prairie
State Energy Campus), Ser. A, 5s, 2/15/38	A1	1,500,000	1,425,225
Anthony Wayne Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/2s, 12/1/19	AAA	1,565,000	1,666,741
Barberton, City School Dist. G.O. Bonds (School
Impt.), 5 1/4s, 12/1/28	AA	1,390,000	1,440,346
Brookfield, Local School Dist. G.O. Bonds (School Fac.
Impt.), FSA, 5s, 1/15/26	AAA	1,000,000	1,038,380
Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds
Ser. A-2, 6s, 6/1/42	BBB	250,000	147,325
Ser. A-2, 5 3/4s, 6/1/34	BBB	6,000,000	3,564,120
Ser. A-3, stepped coupon zero % (6.25%s, 12/1/12),
2037 (STP)	BBB	1,200,000	514,044
Canal Winchester, Local School Dist. G.O. Bonds, NATL,
zero %, 12/1/33	A3	1,180,000	258,798
Cincinnati, City School Dist. COP (School Impt.), FSA,
5s, 12/15/28	AAA	2,500,000	2,471,950
Cleveland, G.O. Bonds, Ser. A, FGIC, NATL, 4 3/4s,
11/15/26	AA	1,790,000	1,733,633
Cleveland, Arpt. Syst. FRB, Ser. C, FSA, 5s, 1/1/23	AAA	1,500,000	1,554,930
Cleveland, Income Tax Rev. Bonds (Bridges & Roadways),
Ser. B, AGO, 5s, 10/1/29	AAA	1,000,000	1,009,410
Cleveland, Muni. School Dist. G.O. Bonds, FSA, 5s,
12/1/27	AAA	1,375,000	1,390,689
Cleveland, Parking Fac. Rev. Bonds, FSA, 5 1/4s,
9/15/22	AAA	2,400,000	2,506,536
Cleveland, Pub. Pwr. Syst. Rev. Bonds, Ser. B-1, NATL,
zero %, 11/15/25	AA	3,000,000	1,216,410
Cleveland, Urban Renewal Increment Rev. Bonds (Rock &
Roll Hall of Fame), 6 3/4s, 3/15/18	BBB-/P	1,150,000	1,077,021
Columbus, City School Dist. G.O. Bonds, FSA, zero %,
12/1/27	AAA	1,895,000	705,376
Columbus, Swr. Syst. Rev. Bonds, Ser. A, 5s, 6/1/27	Aa2	1,500,000	1,535,085
Cuyahoga Cnty., Hosp. VRDN (U. Hosp.), 0.45s, 1/1/16	VMIG1	1,545,000	1,545,000
Delaware Cnty., Cap. Fac. G.O. Bonds, U.S. Govt.
Coll., 6 1/4s, 12/1/16 (Prerefunded)	AAA	1,000,000	1,101,710
Dublin, G.O. Bonds, Ser. B, 6.4s, 12/1/14	Aaa	1,300,000	1,481,727
Elyria, OH City School Dist. G.O. Bonds (Classroom
Fac. & School Impt.), XLCA, 5s, 12/1/35	A3	500,000	480,025
Erie Cnty., OH Hosp. Fac. Rev. Bonds (Firelands Regl.
Med. Ctr.), 5 5/8s, 8/15/32	A	1,000,000	811,800
Field, Local School Dist. G.O. Bonds (School Fac.
Construction & Impt.), AMBAC, 5s, 12/1/22	Baa1	1,170,000	1,146,003
Franklin Cnty., G.O. Bonds, 5 3/8s, 12/1/20	Aaa	2,170,000	2,218,456
Franklin Cnty., Rev. Bonds (OCLC Online Computer
Library Ctr.), 5s, 4/15/13	A	2,610,000	2,845,370
Franklin Cnty., Dev. Rev. Bonds (American Chemical
Society), 5.8s, 10/1/14	A+	2,000,000	2,052,580
Franklin Cnty., Econ. Dev. Rev. Bonds (Capitol South
Cmnty. Urban), 5 3/4s, 6/1/11	BBB-/P	1,000,000	977,780
Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH
Presbyterian Svcs.), U.S. Govt. Coll., 7 1/8s, 7/1/29
(Prerefunded)	BBB	2,000,000	2,265,480
Hamilton Cnty., Rev. Bonds, Ser. B, AMBAC, zero %,
12/1/22	A2	500,000	238,500

Hamilton Cnty., Econ. Dev. Rev. Bonds (King Highland
Cmnty. Urban), Ser. A, NATL, 5s, 6/1/22	AA-	1,745,000	1,808,117
Hamilton Cnty., Sales Tax Rev. Bonds, Ser. B, AMBAC,
zero %, 12/1/24	A2	3,000,000	1,230,930
Hamilton Cnty., Swr. Syst. Rev. Rev. Bonds (Metro.
Swr. Dist.), Ser. A, NATL, 5s, 12/1/28	AA	1,500,000	1,529,790
Hamilton, City School Dist. G.O. Bonds (School Impt.),
FSA, 5s, 12/1/26	AAA	3,000,000	3,066,870
Huran Cnty., Human Svcs. Rev. Bonds, NATL, 6.55s,
12/1/20	AA-	1,800,000	2,146,788
Kings, Local School Dist. G.O. Bonds (School Impt.),
NATL, 5s, 12/1/27	AA	750,000	755,228
Lake Cnty., Hosp. Fac. Rev. Bonds (Lake Hosp. Syst.),
Ser. C, 6s, 8/15/43	Baa1	850,000	704,591
Lakewood, City School Dist. G.O. Bonds
FGIC, NATL, zero %, 12/1/17	AA	1,190,000	857,050
FSA, zero %, 12/1/16	AAA	1,250,000	965,050
Lakota, School Dist. Rev. Bonds, AMBAC, 7s, 12/1/10	Aa1	1,000,000	1,092,530
Lorain Cnty., Elderly Hsg. Corp. Multi-Fam. Rev. Bonds
(Harr Plaza & Intl.), Ser. A, 6 3/8s, 7/15/19	BBB	1,165,000	1,108,661
Lorain Cnty., Hosp. Rev. Bonds (Catholic), Ser. H,
AGO, 5s, 2/1/29	AAA	2,000,000	1,941,020
Miami Cnty., Hosp. Fac. Rev. Bonds (Upper Valley Med.
Ctr.), 5 1/4s, 5/15/17	A3	1,250,000	1,111,600
Midview, School Dist. COP (School Bldg. Fac.), 5 1/4s,
11/1/17	A	2,535,000	2,652,193
Montgomery Cnty., Rev. Bonds (Catholic Hlth.
Initiatives), Ser. D, 6 1/4s, 10/1/33	Aa2	1,000,000	1,033,190
Montgomery Cnty., Hosp. Rev. Bonds
(Kettering Med. Ctr.), 6 3/4s, 4/1/22 (Prerefunded)	A2	1,500,000	1,602,270
(Grandview Hosp. & Med Ctr.), U.S. Govt. Coll., 5.6s,
12/1/11 (Prerefunded)	A	580,000	598,908
Mount Healthy, City School Dist. G.O. Bonds (School
Impt.), FSA, 5 1/4s, 12/1/22	Aa3	1,105,000	1,195,676
Northwestern, School Dist. Rev. Bonds (Wayne & Ashland
Cntys. School Impt.), FGIC, NATL, 7.2s, 12/1/10	AA-	465,000	483,107
OH Hsg. Fin. Agcy. Rev. Bonds
Ser. B, GNMA Coll., 5s, 3/1/34	Aaa	810,000	798,417
(Res. Dev.), Ser. A, GNMA Coll., 4.6s, 9/1/28	Aaa	25,000	24,801
(Res. Mtge.), Ser. E, GNMA Coll., FNMA Coll., FHLMC
Coll., 4 1/4s, 3/1/15	Aaa	430,000	420,557
(Res. Mtge.), Ser. C, GNMA Coll., FNMA Coll., 4.1s,
3/1/15	Aaa	420,000	406,316
OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds
Ser. G, GNMA Coll., 7.14s, 3/2/23	Aaa	100,000	101,241
Ser. 85-A, FGIC, FHA Insd., zero %, 1/15/15	AAA/P	15,000	8,431
OH State Rev. Bonds
Ser. A, 5s, 10/1/22	AA-	3,090,000	3,206,308
(Revitalization), Ser. A, AMBAC, 5s, 4/1/19	AA-	1,750,000	1,882,528
OH State Air Quality Dev. Auth. Mandatory Put Bonds
(OH Pwr.), 7 1/8s, 6/1/10	A3	500,000	501,000
OH State Air Quality Dev. Auth. VRDN (First Energy),
Ser. B, 0.55s, 8/1/29	VMIG1	2,300,000	2,300,000
OH State Env. Impt. Rev. Bonds (USX Corp.), 5 5/8s,
5/1/29	Baa1	750,000	624,585
OH State Higher Edl. Fac. Mandatory Put Bonds (Kenyon
College), 5.05s, 7/1/16	A1	2,000,000	2,035,380
OH State Higher Edl. Fac. Rev. Bonds
(Case Western Reserve U.), 6 1/4s, 10/1/18	AA-	2,000,000	2,406,200
(Case Western Reserve U.), 6s, 10/1/14	AA-	1,000,000	1,150,720
(Oberlin College), 5 1/8s, 10/1/24	Aa2	1,500,000	1,543,950
OH State Higher Edl. Fac. Commn. Rev. Bonds
(John Carroll U.), 5 1/2s, 11/15/18	A2	335,000	354,685
(John Carroll U.), 5 1/2s, 11/15/17	A2	420,000	448,006
(Oberlin College), 5s, 10/1/33	Aa2	1,000,000	997,150
(Northern U.), 4 3/4s, 5/1/19	A2	2,500,000	2,511,050
OH State Hsg. Fin. Agcy. Rev. Bonds (Res. Mtge.)
Ser. F, GNMA Coll., FNMA Coll., FHLMC Coll., 5.45s,
9/1/33	Aaa	1,990,000	1,998,418
Ser. L, GNMA Coll., FNMA Coll., 4 3/4s, 3/1/37	Aaa	2,000,000	1,607,460
OH State Poll. Control Rev. Bonds (Standard Oil Co.),
6 3/4s, 12/1/15	Aa1	3,350,000	3,783,825
OH State U. Rev. Bonds, Ser. A
5 1/8s, 12/1/31	Aa2	1,000,000	1,006,510
5s, 12/1/27	Aa2	1,000,000	1,025,520
OH State Wtr. Dev. Auth. Poll. Control Rev. Bonds
(Wtr. Quality), Ser. B, zero %, 12/1/14	Aaa	3,500,000	2,958,305
OH State Wtr. Dev. Auth. Poll. Control Fac. Mandatory
Put Bonds (First Energy Generation), Ser. C, 7 1/4s,
11/1/12	Baa2	500,000	495,210
OH State Wtr. Dev. Auth. Solid Waste Disp. Rev. Bonds
(Bay Shore Power Co.), Ser. A, 5 7/8s, 9/1/20	BB+/P	1,000,000	809,820
OH U. Gen. Recipients Athens Rev. Bonds, NATL, 5s,
12/1/25	AA-	2,265,000	2,237,005
Powell, G.O. Bonds, FGIC, NATL, 5 1/2s, 12/1/25	AA+	1,500,000	1,528,770
Rickenbacker, Port Auth. Rev. Bonds (OASBO Expanded
Asset Pooled), Ser. A, 5 3/8s, 1/1/32	A2	2,165,000	1,997,602
River Valley, Local School Dist. G.O. Bonds (School
Fac. Construction & Impt.), FSA, 5 1/4s, 11/1/23	Aa2	300,000	335,250
Sandusky Cnty., Hosp. Fac. Rev. Bonds (Memorial
Hosp.), 5.15s, 1/1/10	BBB-	830,000	822,298

Scioto Cnty., Hosp. Rev. Bonds (Southern Med. Ctr.),
5 1/2s, 2/15/28	A2	1,750,000	1,511,405
South Western City, School Dist. G.O. Bonds (Franklin
& Pickway Cnty.), FSA, 4 3/4s, 12/1/23	AAA	2,000,000	2,040,120
Summit Cnty., G.O. Bonds, Ser. R, FGIC, NATL, 5 1/2s,
12/1/18	Aa2	500,000	593,270
Tallmadge, City School Dist. G.O. Bonds (School Fac.),
FSA, 5s, 12/1/26	AAA	1,410,000	1,443,276
Toledo, G.O. Bonds (Macys), Ser. A, NATL, 6.35s,
12/1/25	AA-	1,500,000	1,499,820
Toledo, Swr. Syst. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	A	2,405,000	2,783,661
Toledo, Wtr. Wks. Mtge. Rev. Bonds, AMBAC, 6.2s,
11/15/12	A	965,000	1,112,066
Toledo-Lucas Cnty., Port Auth. Rev. Bonds (CSX Transn,
Inc.), 6.45s, 12/15/21	Baa3	1,900,000	1,765,499
Twin Valley, Cmnty. Local School Dist. Rev. Bonds,
FGIC, NATL, 7.05s, 12/1/11	AA-	785,000	834,997
U. of Cincinnati COP (Jefferson Ave. Residence Hall),
NATL, 5 1/8s, 6/1/28	AA-	1,000,000	953,450
Westerville, G.O. Bonds, AMBAC, 5s, 12/1/26	Aa1	1,320,000	1,349,924
Westerville, City School Dist. Rev. Bonds (School
Impt.), 6 1/4s, 12/1/09	Aa3	1,610,000	1,674,609
Woodridge, School Dist. Rev. Bonds, AMBAC, 6.8s,
12/1/14	A	2,650,000	2,982,337
Zanesville, Hsg. Dev. Corp. Mtge. Rev. Bonds, U.S.
Govt. Coll.
7 3/8s, 10/1/21 (Prerefunded)	AAA/P	220,000	288,814
7 3/8s, 10/1/20 (Prerefunded)	AAA/P	205,000	269,122
7 3/8s, 10/1/19 (Prerefunded)	AAA/P	185,000	242,866
7 3/8s, 10/1/18 (Prerefunded)	AAA/P	180,000	236,302
7 3/8s, 10/1/17 (Prerefunded)	AAA/P	160,000	210,046
7 3/8s, 10/1/16 (Prerefunded)	AAA/P	155,000	203,482
			138,139,662

Puerto Rico (7.2%)
Children's Trust Fund Tobacco Settlement Rev. Bonds,
5 3/8s, 5/15/33	BBB	555,000	411,688
Cmnwlth. of PR, Aqueduct & Swr. Auth. Rev. Bonds, Ser.
A
6s, 7/1/44	Baa3	1,000,000	895,760
6s, 7/1/38	Baa3	1,350,000	1,229,769
AGO, 5s, 7/1/28	AAA	2,000,000	1,937,240
Cmnwlth. of PR, Hsg. Fin. Corp. Rev. Bonds, Ser. B,
GNMA Coll., FNMA Coll., FHLMC Coll., 4.45s, 6/1/27	Aaa	375,000	373,538
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds
Ser. W, 5 1/2s, 7/1/15	BBB+	1,000,000	981,630
Ser. G, 5s, 7/1/33 (Prerefunded)	Aaa	195,000	221,282
Ser. G, 5s, 7/1/33	BBB	100,000	79,141
Ser. K, 5s, 7/1/13	BBB	500,000	483,985
Cmnwlth. of PR, Indl. Tourist Edl. Med. & Env. Control
Fac. Rev. Bonds (Cogen. Fac.-AES), 6 5/8s, 6/1/26	Baa3	1,000,000	896,430
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax
Bonds, Ser. C, FGIC, 5 1/2s, 7/1/19	BBB+	1,000,000	958,340
Cmnwlth. of PR, Muni. Fin. Agcy. G.O. Bonds, Ser. C,
5s, 8/1/10	Baa3	560,000	567,577
Cmnwlth. of PR, Pub. Bldg. Auth. Rev. Bonds (Govt.
Fac.)
Ser. M-3, NATL, Cmnwlth. of PR Gtd., 6s, 7/1/28	AA	500,000	481,700
Ser. N, Cmnwlth. of PR Gtd., 5 1/2s, 7/1/19	Baa3	1,070,000	1,008,026
Cmnwlth. of PR, Sales Tax Fin. Corp. Rev. Bonds, Ser.
A, NATL, zero %, 8/1/43	AA-	3,000,000	272,250
			10,798,356

Virgin Islands (0.4%)
Tobacco Settlement Fin. Corp. Rev. Bonds, 5s, 5/15/21
(Virgin Islands)	Baa3	785,000	642,570
			642,570

Total municipal bonds and notes (cost $151,108,530)			$149,580,588

SHORT-TERM INVESTMENTS (0.1%)(a)
		Shares	Value

SSgA U.S. Government Money Market Fund (i)		150,000	$150,000

Total short-term investments (cost $150,000)			$150,000

TOTAL INVESTMENTS

Total investments (cost $151,258,530) (b)			$149,730,588

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 2/28/09 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Citibank, N.A.
	$1,290,014	3/12/09	-	5.02% minus Municipal Market Data Index	$136,472
				AAA municipal yields 15 Year rate

Total					$136,472

NOTES

(a) Percentages indicated are based on net assets of $151,141,112.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at February 28, 2009 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at February 28, 2009. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at February 28, 2009 and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a tax basis is $151,258,530, resulting in gross unrealized appreciation and depreciation of $4,694,570 and $6,222,512, respectively, or net unrealized depreciation of $1,527,942.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(i) Securities purchased with cash or received, that were pledged to the fund for collateral on certain swap contracts.

The rates shown on VRDN, Mandatory Put Bonds, and FRB are the current interest rates at February 28, 2009.

The dates shown on Mandatory Put Bonds are the next mandatory put dates.

The dates shown on debt obligations other than Mandatory Put Bonds are the original maturity dates.

The fund had the following sector concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

Local government	30.8%
Utilities	13.7
Education	12.9

The fund had the following insurance concentrations greater than 10% at February 28, 2009 (as a percentage of net assets):

FSA	14.2%
NATL	14.2

Security valuation Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian; collateral pledged by the fund is segregated by the fund’s custodian and identified in The fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of February 28, 2009:

Valuation inputs	Investments in securities	Other financial instruments

Level 1	$150,000	$--

Level 2	149,580,588	136,472

Level 3	--	--

Total	$149,730,588	$136,472

Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Ohio Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: April 29, 2009

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: April 29, 2009